STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4%
Alabama - 1.6%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,253,231
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000		1,075,399
				2,328,630
Arizona - 3.5%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2025	600,000		609,449
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	600,000		603,395
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000		2,781,744
The University of Arizona, Revenue Bonds (Sustainable Bond) (The University of Arizona)	5.00	6/1/2025	1,140,000		1,176,903
				5,171,491
California - 4.4%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000		510,984
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	5.00	5/15/2025	350,000		357,806
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000		1,264,936
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	[a]	2,611,945

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
California - 4.4% (continued)
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	2,000,000	[a] 1,807,398
				6,553,069
Colorado - 1.6%
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2024	1,040,000	1,052,360
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	593,162
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2025	650,000	657,301
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	132,276
				2,435,099
Connecticut - 2.0%
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	874,487
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,030,181
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,151,835
				3,056,503
District of Columbia - 2.0%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,000,000	3,021,409
Florida - 3.7%
Broward County School District, COP, Refunding, Ser. B	5.00	7/1/2029	2,365,000	2,675,696
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,202,885
Village Community Development District No. 15, Special Assessment Bonds	4.25	5/1/2028	700,000	[b] 700,912
				5,579,493
Georgia - 1.4%
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,127,808
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	980,620
				2,108,428

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Illinois - 9.6%
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000		3,818,472
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000		1,014,367
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000		1,001,110
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000		1,760,833
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000		1,064,724
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000		1,068,337
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	[a]	2,007,083
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000		1,531,146
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,019,480
				14,285,552
Indiana - 5.9%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	2,950,000	[a]	3,198,378
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	5.00	10/1/2025	1,240,000		1,287,986
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000		2,991,527
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000		1,325,602
				8,803,493
Iowa - 2.5%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	1,000,000		1,013,388
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,715,000	[a]	2,781,586
				3,794,974
Louisiana - 1.3%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000		1,023,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Louisiana - 1.3% (continued)
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	[a]	986,623
				2,009,897
Maine - .7%
Maine Finance Authority, Revenue Bonds, Refunding (Student Loan Revenue Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000		1,011,933
Maryland - 2.7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	[a]	4,068,854
Massachusetts - 2.2%
Massachusetts Educational Financing Authority, Revenue Bonds (Educational Loan Revenue Bond)	5.00	7/1/2025	750,000		767,232
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000		540,358
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000		1,992,034
				3,299,624
Michigan - 3.5%
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,000,000	[a]	1,898,385
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000		2,004,570
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2025	625,000		638,444
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2024	715,000		720,830
				5,262,229
Minnesota - .8%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000		153,278

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Minnesota - .8% (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,020,566
				1,173,844
Missouri - .7%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2026	1,000,000	1,000,000
Nevada - .9%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,300,941
New Jersey - 5.0%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2025	2,000,000	2,063,898
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,392,539
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,373,304
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	873,998
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,795,690
				7,499,429
New Mexico - 1.1%
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2025	1,625,000	1,677,822
New York - 5.7%
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,073,260
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	985,000	[a] 932,928
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2028	1,500,000	1,684,236
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2027	1,000,000	1,060,146

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 5.7% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal LLC)	5.00	12/1/2025	2,600,000		2,688,028
				8,438,598
North Carolina - 3.3%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,000,000	[a]	2,077,558
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	2,750,000	[a]	2,791,377
				4,868,935
Ohio - 2.6%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)	2.75	5/1/2028	1,000,000	[a]	995,839
Ohio, Revenue Bonds (Mental Health Facilities Improvement) Ser. A	5.00	6/1/2025	2,790,000		2,876,000
				3,871,839
Oklahoma - .7%
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,021,556
Pennsylvania - 9.5%
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,033,021
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000	[a]	2,475,529
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000		3,193,732
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000		206,996
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000		1,039,331
Philadelphia, GO, Ser. A	5.00	5/1/2025	5,000,000		5,117,690
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000		1,097,058
				14,163,357

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Rhode Island - .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	759,284
South Carolina - 3.8%
Charleston Educational Excellence Finance Corp., Revenue Bonds, Refunding (Charleston County School District)	5.00	12/1/2028	1,000,000	1,120,112
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,168,992
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,400,000	1,419,222
				5,708,326
Tennessee - 1.4%
Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000	2,043,899
Texas - 7.3%
Brazos Higher Education Authority, Revenue Bonds (Student Loan Program) Ser. 1A	5.00	4/1/2025	685,000	696,210
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,512,348
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,007,234
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	1,000,000	1,000,235
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000	1,037,472
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	1,390,000	1,420,949
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	708,488
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,250,000	1,276,450
Tarrant County College District, GO	5.00	8/15/2025	2,180,000	2,254,671
				10,914,057
U.S. Related - 3.9%
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	2,000,000	2,045,048
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,117,045
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,725,000	[b] 1,730,082
				5,892,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Virginia - .7%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	3.65	10/1/2027	1,000,000	[a] 1,006,968
Washington - 2.9%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	[a] 1,963,504
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	[a] 1,041,119
Washington State Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	578,192
Washington State Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	816,998
				4,399,813
Total Investments (cost $151,056,437)			99.4%	148,531,521
Cash and Receivables (Net)			0.6%	846,328
Net Assets			100.0%	149,377,849

BAN—Bond Anticipation Notes

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $2,430,994 or 1.63% of net assets.

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	148,531,521	-	148,531,521

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2023, accumulated net unrealized depreciation on investments was $2,524,916, consisting of $512,752 gross unrealized appreciation and $3,037,668 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.